Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of revenue

	2024	2023
	USD	USD

Cellular therapy	407,443	245,875
Medical testing, laboratory and aesthetics beauty services	1,755,910	3,009,485
Consultation fee	232,173	330,104
Sale of medicine and healthcare product	8,026	9,364

	2,403,552	3,594,828

Timing of revenue recognition:
At a point in time	2,403,552	3,594,828